SEGMENT INFORMATION - Reconciliation or Reportable Results (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	$ 1,350	$ 1,618	$ 1,347
Change in fair value of contingent consideration	1	(25)
Restructuring and other related costs	46
Interest income	51	9	2
Interest Expense	(95)	(84)	(81)
Other income (expense), net	33	(39)	92
Income before taxes	1,339	1,504	1,360
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	1,875	1,857	1,613
Corporate, Non-Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amortization	139	191	194
Business Combination, Acquisition Related Costs	16	25	41
Transformational Programs	25	30	37
Asset Impairment Charges	277	0	2
Business Exit Costs	0	7	5
Change in fair value of contingent consideration	1	(25)	(21)
Restructuring and other related costs	46	0	0
Other expenses	21	11	8
Operating Expenses	$ (525)	$ (239)	$ (266)